N-2	Mar. 07, 2023
Cover [Abstract]
Entity Central Index Key	0000100591
Amendment Flag	false
Securities Act File Number	001-31756
Document Type	8-K
Entity Registrant Name	ARGAN, INC.
Entity Address, Address Line One	One Church Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	315-0027
Entity Emerging Growth Company	false